Intangible Assets	12 Months Ended
Dec. 31, 2015
Intangible Assets
5. Intangible Assets

	December 31,	December 31,
	2015	2014
Cost	(in thousands)
Customer relationships acquired	$90,541	$36,130
Technology asset acquired	11,169	11,169
Order backlog	13,592	3,171
Tradenames acquired	1,357	1,357
Volunteer list acquired	1,325	1,325
Non-compete arrangements	489	489
Aptiv intangible asset	-	30,037
Foreign exchange movement	(5,092)	(2,769)
Total cost	113,381	80,909
Accumulated amortization	(49,587)	(32,120)
Foreign exchange movement	2,333	930
Net book value	$66,127	$49,719

On December 4, 2015 the Company acquired PMG, an integrated network of 48 clinical research sites in North Carolina, South Carolina, Tennessee and Illinois.  The site network includes wholly owned facilities and dedicated clinical research sites.  PMG conducts clinical trials in all major therapeutic areas and has particular expertise in vaccine, gastroenterology, cardiovascular, neurology and endocrinology studies.  The value of certain customer relationships identified of $10.3 million is being amortized over approximately 6 years, the estimated period of benefit.  $170,000 has been amortized in the period since the date of acquisition.

On February 27, 2015 the Company acquired MediMedia Pharma Solutions.  Headquartered in Yardley, Pennsylvania, MediMedia Pharma Solutions includes MediMedia Managed Markets and Complete Healthcare Communications. MediMedia Managed Markets is a leading provider of strategic payer-validated market access solutions. Complete Healthcare Communications is one of the leading medical and scientific communication agencies working with medical affairs, commercial and brand development teams within life science companies.  The value of certain customer relationships and order backlog identified of $22.8 million and $2.5 million respectively are being amortized over approximately 7 years and 1 year, the estimated period of benefit. $4.8 million has been amortized in the period since the date of acquisition.

On May 7, 2014 the Company acquired Aptiv Solutions (“Aptiv”), a global biopharmaceutical and medical device development services company and leader in adaptive clinical trials. Aptiv offers full-service clinical trial consulting and regulatory support for drugs, medical devices and diagnostics with a specific focus on strategy to increase product development efficiency and productivity. The value of certain customer relationships and order backlog identified of $21.4 million and $7.9 million respectively are being amortized over approximately 7 years and 3 years, the estimated period of benefit.  $9,484,000 has been amortized in the period since the date of acquisition.

On February 15, 2013 the Company acquired the Clinical Trial Services division of Cross Country Healthcare, Inc.  Cross Country Healthcare’s Clinical Trial Services division includes US resourcing providers, ClinForce and Assent Consulting, whose services include contract staffing, permanent placement and functional service provision (“FSP”). The value of certain customer relationships and order backlog identified of $3.3 million and $0.6 million respectively are being amortized over approximately 3 years and 1 year, the estimated period of benefit. $3,763,000 has been amortized in the period since the date of acquisition.

On February 28, 2012 the Company acquired PriceSpective, a strategy consulting company. The value of certain customer relationships identified of $10.2 million is being amortized over approximately 10 years, the estimated period of benefit. The value of order backlog and certain non-compete arrangements identified of $0.4 million and $0.4 million respectively are being amortized over approximately 0.8 and 3 years, the estimated period of benefit.  $4,720,000 has been amortized in the period since the date of acquisition.

On February 15, 2012 the Company acquired BeijingWits Medical, a Chinese CRO. The value of certain customer relationships and order backlog identified of $1.8 million and $0.4 million respectively are being amortized over approximately 10 and 4 years, the estimated period of benefit. The value of certain non-compete arrangements identified of $0.01 million are being amortized over approximately 5 years, the estimated period of benefit.  $1,136,000 has been amortized in the period since the date of acquisition.

On July 14, 2011 the Company acquired Firecrest Clinical Limited, a provider of technology solutions that boost investigator site performance and study management. The value of certain technology assets and customer relationships identified of $11.2 million and $5.2 million respectively are being amortized over approximately 7.5 years, the estimated period of benefit. The value of the Firecrest tradename and order backlog identified of $1.4 million and $1.2 million respectively are being amortized over approximately 4.5 and 1.2 years, the estimated period of benefit.  $11,103,000 has been amortized in the period since the date of acquisition.

On January 14, 2011 the Company acquired Oxford Outcomes Limited, an international health outcomes consultancy business. The value of certain customer relationships and order backlog identified of $6.6 million and $0.6 million respectively are being amortized over approximately 6.5 and 2 years, the estimated period of benefit.   $5,795,000 has been amortized in the period since the date of acquisition.

On November 14, 2008 the Company acquired Prevalere Life Sciences, a US provider of bioanalytical and immunoassay laboratory services.  The value of certain customer relationships identified of $7.4 million is being amortized over periods ranging from approximately 7 to 11 years, the estimated period of the benefit.  $5,792,000 has been amortized in the period since the date of acquisition.

On February 11, 2008 the Company acquired Healthcare Discoveries, a US provider of Phase I clinical trial services.  The value of certain client relationships identified of $1.6 million is being amortized over periods ranging from approximately 2 to 9 years, the estimated periods of benefit.  The value of certain volunteer lists identified of $1.3 million is being amortized over approximately 6 years, the estimated period of benefit. $2,812,000 has been amortized in the period since the date of acquisition.

Future intangible asset amortization expense for the years ended December 31, 2016 to December 31, 2020 is as follows:

Year ended December 31, (in thousands)
2016	$15,599
2017	12,451
2018	11,034
2019	9,494
2020	9,215
$57,793